Investment in associates - Summary of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments accounted for using equity method [line items]
Increase (decrease) of cash and cash equivalents	R$ 10,598,772	R$ 1,987,161	R$ 1,456,769
Cash and cash equivalents at the beginning of the year	16,903,542	14,658,481	13,301,716
Effect of foreign exchange variation on the cash and cash equivalents balance	(258,631)	257,900	(100,004)
Cash and cash equivalents at the end of the year	27,243,683	16,903,542	14,658,481
Cosan Dez [member]
Disclosure of investments accounted for using equity method [line items]
Cash generated (used) in operational activities	3,338	35,059	(176)
Cash generated (used) from investing activities	1,772,130	2,366,296	757,196
Cash (used) generated in financing activities	(1,790,000)	(2,770,208)	(372,772)
Increase (decrease) of cash and cash equivalents	(14,532)	(368,853)	384,248
Cash and cash equivalents at the beginning of the year	17,409	386,262	2,014
Effect of foreign exchange variation on the cash and cash equivalents balance
Cash and cash equivalents at the end of the year	2,877	17,409	386,262
Cosan Nove [member]
Disclosure of investments accounted for using equity method [line items]
Cash generated (used) in operational activities	356	3,390	14,941
Cash generated (used) from investing activities	39,751	63,262	555,408
Cash (used) generated in financing activities	(40,000)	(65,000)	(571,261)
Increase (decrease) of cash and cash equivalents	107	1,652	(912)
Cash and cash equivalents at the beginning of the year	3,461	1,809	2,721
Effect of foreign exchange variation on the cash and cash equivalents balance
Cash and cash equivalents at the end of the year	3,568	3,461	1,809
Moove [member]
Disclosure of investments accounted for using equity method [line items]
Cash generated (used) in operational activities	(275)	(3,079)	(359)
Cash generated (used) from investing activities		896,369	(5,683)
Cash (used) generated in financing activities		(900,000)	7,976
Increase (decrease) of cash and cash equivalents	(275)	(6,710)	1,934
Cash and cash equivalents at the beginning of the year	803	1,858
Effect of foreign exchange variation on the cash and cash equivalents balance	88	5,655	(76)
Cash and cash equivalents at the end of the year	616	803	1,858
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Cash generated (used) in operational activities	395,605	469,310	674,137
Cash generated (used) from investing activities	(467,632)	(487,467)	(175,273)
Cash (used) generated in financing activities	(1,532,108)	(692,256)	445,843
Increase (decrease) of cash and cash equivalents	(1,604,135)	(710,413)	944,707
Cash and cash equivalents at the beginning of the year	2,403,629	3,114,042	2,169,335
Effect of foreign exchange variation on the cash and cash equivalents balance
Cash and cash equivalents at the end of the year	799,494	2,403,629	3,114,042
Radar [Member]
Disclosure of investments accounted for using equity method [line items]
Cash generated (used) in operational activities	530,012	999,607	626,057
Cash generated (used) from investing activities	127,393	22,667	(30,681)
Cash (used) generated in financing activities	(670,833)	(1,029,179)	(581,012)
Increase (decrease) of cash and cash equivalents	(13,428)	(6,905)	14,364
Cash and cash equivalents at the beginning of the year	33,041	39,946	25,582
Effect of foreign exchange variation on the cash and cash equivalents balance
Cash and cash equivalents at the end of the year	R$ 19,613	R$ 33,041	R$ 39,946